Share Based Payments (Details) - Schedule of consultants as share based payments - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022
Options granted to third parties
Number Total options granted to third parties	70,164,690	209,919,705
Exercise Price Total options granted to third parties	$ 0.35		$ 0.08
Total fair value Total options granted to third parties	$ 4,521,507	$ 693,470
Options granted to employees
Number Total options granted to employees	2,250,000	202,250,000
Total fair value Total options granted to employees	$ 81,922	$ 385,294
Total options	72,414,690	412,169,705
Total options	$ 4,603,429	$ 1,078,764
Option Granted To Third Parties [Member] | Unlisted Option [Member]
Options granted to third parties
Number Total options granted to third parties	10,000,000
Grant Date Total options granted to third parties	Nov. 20, 2020
Expiry Date Total options granted to third parties	Nov. 20, 2023
Exercise Price Total options granted to third parties	$ 0.15
Total fair value Total options granted to third parties	$ 647,348
Option Granted To Third Parties [Member] | Unlisted options One [Member]
Options granted to third parties
Number Total options granted to third parties	10,000,000	10,000,000
Grant Date Total options granted to third parties	Nov. 20, 2020	Aug. 08, 2019
Expiry Date Total options granted to third parties	Nov. 20, 2023	May 01, 2020
Exercise Price Total options granted to third parties	$ 0.25	$ 0.03
Total fair value Total options granted to third parties	$ 527,766	$ 51,531
Options granted to employees
Number Total options granted to employees	750,000	750,000
Grant Date Total options granted to employees	Jul. 01, 2020	Jun. 26, 2020
Expiry Date Total options granted to employees	Jun. 30, 2026	Jun. 30, 2026
Exercise Price Total options granted to employees	$ 0.05	$ 0.05
Total fair value Total options granted to employees	$ 27,450	$ 26,424
Option Granted To Third Parties [Member] | Unlisted options Two [Member]
Options granted to third parties
Number Total options granted to third parties	10,000,000	12,000,000
Grant Date Total options granted to third parties	Feb. 25, 2021	Aug. 08, 2019
Expiry Date Total options granted to third parties	Nov. 20, 2023	May 01, 2020
Exercise Price Total options granted to third parties	$ 0.2	$ 0.04
Total fair value Total options granted to third parties	$ 1,352,588	$ 34,966
Options granted to employees
Number Total options granted to employees	750,000	750,000
Grant Date Total options granted to employees	Jul. 01, 2020	Jun. 26, 2020
Expiry Date Total options granted to employees	Jun. 30, 2027	Jun. 30, 2027
Exercise Price Total options granted to employees	$ 0.05	$ 0.05
Total fair value Total options granted to employees	$ 29,040	$ 27,754
Option Granted To Third Parties [Member] | Unlisted options Three [Member]
Options granted to third parties
Number Total options granted to third parties	10,000,000	14,000,000
Grant Date Total options granted to third parties	Feb. 25, 2021	Aug. 19, 2019
Expiry Date Total options granted to third parties	Nov. 20, 2023	Dec. 01, 2020
Exercise Price Total options granted to third parties	$ 0.25	$ 0.06
Total fair value Total options granted to third parties	$ 1,253,140	$ 30,297
Options granted to employees
Number Total options granted to employees		200,000,000
Grant Date Total options granted to employees		Jun. 26, 2020
Expiry Date Total options granted to employees		Sep. 30, 2021
Exercise Price Total options granted to employees		$ 0.2
Total fair value Total options granted to employees		$ 306,299
Option Granted To Third Parties [Member] | Unlisted options Four [Member]
Options granted to third parties
Number Total options granted to third parties	30,164,690	16,000,000
Grant Date Total options granted to third parties	Oct. 02, 2020	Aug. 19, 2019
Expiry Date Total options granted to third parties	Sep. 30, 2021	Dec. 01, 2020
Exercise Price Total options granted to third parties	$ 0.08	$ 0.08
Total fair value Total options granted to third parties	$ 740,665	$ 18,248
Option Granted To Third Parties [Member] | Unlisted options [Member]
Options granted to third parties
Number Total options granted to third parties		10,000,000
Grant Date Total options granted to third parties		Aug. 08, 2019
Expiry Date Total options granted to third parties		Jan. 01, 2020
Exercise Price Total options granted to third parties		$ 0.02
Total fair value Total options granted to third parties		$ 85,251
Options granted to employees
Number Total options granted to employees	750,000	750,000
Grant Date Total options granted to employees	Jul. 01, 2020	Jun. 26, 2020
Expiry Date Total options granted to employees	Jun. 30, 2025	Jun. 30, 2025
Exercise Price Total options granted to employees	$ 0.05	$ 0.05
Total fair value Total options granted to employees	$ 25,432	$ 24,817
Option Granted To Third Parties [Member] | Unlisted options Five [Member]
Options granted to third parties
Number Total options granted to third parties		18,000,000
Grant Date Total options granted to third parties		Aug. 19, 2019
Expiry Date Total options granted to third parties		Dec. 01, 2020
Exercise Price Total options granted to third parties		$ 0.1
Total fair value Total options granted to third parties		$ 11,606
Option Granted To Third Parties [Member] | Unlisted options Six [Member]
Options granted to third parties
Number Total options granted to third parties		20,000,000
Grant Date Total options granted to third parties		Aug. 19, 2019
Expiry Date Total options granted to third parties		Dec. 01, 2020
Exercise Price Total options granted to third parties		$ 0.12
Total fair value Total options granted to third parties		$ 7,700
Option Granted To Third Parties [Member] | Unlisted options Seven [Member]
Options granted to third parties
Number Total options granted to third parties		20,000,000
Grant Date Total options granted to third parties		Aug. 19, 2019
Expiry Date Total options granted to third parties		Dec. 01, 2020
Exercise Price Total options granted to third parties		$ 0.14
Total fair value Total options granted to third parties		$ 4,804
Option Granted To Third Parties [Member] | Unlisted options Eight [Member]
Options granted to third parties
Number Total options granted to third parties		89,919,705
Expiry Date Total options granted to third parties		Sep. 30, 2021
Exercise Price Total options granted to third parties		$ 0.08
Total fair value Total options granted to third parties		$ 449,067